Receivables, Prepayments and Other Assets (Tables)	9 Months Ended
Sep. 30, 2024
Trade and other current receivables [abstract]
Schedule of Accounts Receivable

	September 30 2024	December 31 2023
Current:
Trade receivables, other than related parties	$706	$1,002
Other receivables	445	255
Unbilled accounts receivable(1)	46	33
Receivables from government grants	58	66
Receivables from related parties	11	12
Other current financial assets	57	52
Total	$1,323	$1,420
Non-current:
Advances to suppliers	$189	$213
Receivables from government grants	98	106
Other	31	24
Total	$318	$343
(1) Unbilled accounts receivable represents amounts recognized on revenue contracts less associated advances and progress billings. These amounts will be billed in accordance with the agreed-upon contractual terms or rendering services.
Schedule of Unbilled Accounts Receivables
The following table summarizes the activity in the Company’s unbilled accounts receivable for the nine months ended September 30, 2024 and for the twelve months ended December 31, 2023, respectively:

	September 30 2024	December 31 2023
Balance, beginning of period	$33	$24
Revenue recognized during the period	89	101
Amounts invoiced	(76)	(92)
Balance, end of period	$46	$33